Related-Party Transactions	Nov. 18, 2019
Related Party Transactions [Abstract]
Related-Party Transactions
NOTE 24. RELATED-PARTY TRANSACTIONS
Virginia Power and Dominion Energy Gas engage in related party transactions primarily with other Dominion Energy subsidiaries (affiliates). Virginia Power and Dominion Energy Gas’ receivable and payable balances with affiliates are settled based on contractual terms or on a monthly basis, depending on the nature of the underlying transactions. Virginia Power and Dominion Energy Gas are included in Dominion Energy’s consolidated federal income tax return and, where applicable, combined income tax returns for Dominion Energy are filed in various states. See Note 2 for further information. Dominion Energy’s transactions with equity method investments are described in Note 9. A discussion of significant related party transactions follows.
Virginia Power
Transactions with Affiliates
Virginia Power transacts with affiliates for certain quantities of natural gas and other commodities in the ordinary course of business. Virginia Power also enters into certain commodity derivative contracts with affiliates. Virginia Power uses these contracts, which are principally comprised of forward commodity purchases, to manage commodity price risks associated with purchases of natural gas. See Notes 7 and 19 for more information. As of December 31, 2018, Virginia Power’s derivative assets and liabilities with affiliates were $26 million and $10 million, respectively. As of December 31, 2017, Virginia Power’s derivative assets and liabilities with affiliates were $11 million and $5 million, respectively.
Virginia Power participates in certain Dominion Energy benefit plans as described in Note 21. At December 31, 2018 and 2017, Virginia Power’s amounts due to Dominion Energy associated with the Dominion Energy Pension Plan and reflected in noncurrent pension and other postretirement benefit liabilities in the Consolidated Balance Sheets were $632 million and $505 million, respectively. At December 31, 2018 and 2017, Virginia Power’s amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan and reflected in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $254 million and $199 million, respectively.
DES and other affiliates provide accounting, legal, finance and certain administrative and technical services to Virginia Power. In addition, Virginia Power provides certain services to affiliates, including charges for facilities and equipment usage.
The financial statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES to Virginia Power on the basis of direct and allocated methods in accordance with Virginia Power’s services agreements with DES. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES resources that is attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable.
Presented below are significant transactions with DES and other affiliates:

Year Ended December 31,	2018	2017	2016
(millions)
Commodity purchases from affiliates	$930	$674	$571
Services provided by affiliates (1)	450	453	454
Services provided to affiliates	24	25	22
(1)	Includes capitalized expenditures of $145 million, $144 million and $144 million for the year ended December 31, 2018, 2017 and 2016, respectively.
Virginia Power has borrowed funds from Dominion Energy under short-term borrowing arrangements. There were $224 million and $33 million in short-term demand note borrowings from Dominion Energy as of December 31, 2018 and 2017, respectively. The weighted-average interest rate of these borrowings was 2.94% and 1.65% at December 31, 2018 and 2017, respectively. Virginia Power had no outstanding borrowings, net of repayments under the Dominion Energy money pool for its nonregulated subsidiaries as of December 31, 2018 and 2017. Interest charges related to Virginia Power’s borrowings from Dominion Energy were immaterial for the years ended December 31, 2018, 2017 and 2016.
There were no issuances of Virginia Power’s common stock to Dominion Energy in 2018, 2017 or 2016.
Dominion Energy Gas
Transactions with Related Parties
Dominion Energy Gas transacts with affiliates for certain quantities of natural gas and other commodities at market prices in the ordinary course of business. Additionally, Dominion Energy Gas provides transportation and storage services to affiliates. Dominion Energy Gas also enters into certain other contracts with affiliates, and related parties, including construction services, which are presented separately from contracts involving commodities or services. As of December 31, 2018 and 2017, all of Dominion Energy Gas’ commodity derivatives were with affiliates. See Notes 7 and 19 for more information. See Note 9 for information regarding transactions with an affiliate.
Dominion Energy Gas participates in certain Dominion Energy benefit plans as described in Note 21. At December 31, 2018 and 2017, Dominion Energy Gas’ amounts due from Dominion Energy associated with the Dominion Energy Pension Plan and reflected in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $319 million and $305 million, respectively. Dominion Energy Gas’ amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan and reflected in noncurrent pension and other postretirement benefit assets in the Consolidated Balance Sheets were $13 million and $7 million at December 31, 2018 and 2017, respectively.
DES
DECGS
, DEQPS
and other affiliates provide accounting, legal, finance and certain administrative and technical services to Dominion Energy Gas. Dominion Energy Gas provides certain services to related parties, including technical services.
The Consolidated Financial Statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES DECGS and DEQPS to Dominion Energy Gas on the basis of direct and allocated methods in accordance with Dominion Energy Gas’ services agreements with DES DECGS and DEQPS. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES DECGS and DEQPS resources that is attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. The costs of these services follow:

Year Ended December 31,	2018	2017	2016
(millions)
Sales of natural gas and transportation and storage services to affiliates	$168	$173	$114
Purchases of natural gas from affiliates	—	10	5
Services provided by related parties (1)	169	193	159
Services provided to related parties (2)	260	190	131
(1)	Includes capitalized expenditures of $37 million, $53 million and $60 million for the year ended December 31, 2018, 2017 and 2016, respectively.
(2)	Includes amounts attributable to Atlantic Coast Pipeline, a related party VIE.
The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

At December 31,	2018	2017
(millions)
Other receivables (1)	$13	$12
Customer receivables from related parties	—	2
Imbalances receivable from affiliates	16	10
Imbalances payable from affiliates (2)	4	—
(1)	Represents amounts due from Atlantic Coast Pipeline, a related party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
Affiliated receivables at December 31, 2018 and December 31, 2017 included $7 million of accrued unbilled revenue. This revenue is based on estimated amounts of services provided but not yet billed to various affiliates.
Affiliated
notes receivable
at December 31, 2018 and December 31, 2017 included $704 million and $519 million, respectively, of East Ohio and DGP borrowings under an IRCA
with Dominion Energy Gas.
Dominion Energy Gas’ borrowings under the IRCA with Dominion Energy totaled $218
m
illion and $18
m
illion as of December 31, 2018 and 2017, respectively. The weighted-average interest rate of these borrowings was 2.78% and 1.60% at December 31, 2018 and
2017, respectively. Interest charges related to Dominion Energy Gas’ total borrowings from Dominion Energy were immaterial
for 2018, 2017 and 2016.
DCPI’s borrowings under an IRCA with Dominion Energy totaled $2.9 billion and $2.7 billion at December 31, 2018 and December 31, 2017, respectively. The weighted-average interest rate for these borrowings was 3.43% and 3.45% at December 31, 2018 and 2017, respectively. Interest charges related to DCPI’s total borrowings from Dominion Energy and subsidiaries totaled $96 million, $82 million and $47 million for the years ended December 31, 2018, 2017 and 2016, respectively.
DMLPHCII’s borrowings under an IRCA with Dominion Energy totaled $22 million and $21 million at December 31, 2018 and 2017, respectively. The weighted-average interest rate for these borrowings 3.43% and 3.45% at December 31, 2018 and 2017, respectively. Interest charges related to DMLPHCII’s total borrowings from Dominion Energy were less than $1 million for each of the years ended December 31, 2018, 2017 and 2016.
In connection with its initial public offering, Dominion Energy Midstream entered into a credit facility with Dominion Energy with a borrowing capacity of $300 million. At December 31, 2017, $26.4 million was outstanding against the credit facility. Interest charges related to Dominion Energy Midstream’s borrowings against the facility were $1 million, $2 million and less than
$1

million for the years ended December 31, 2018, 2017 and 2016, respectively. In April and May 2018, Dominion Energy Midstream repaid $73.0 million, representing all of the outstanding principal plus interest. In May 2018, Dominion Energy Midstream provided notice to Dominion Energy for termination of the credit facility. Dominion Energy waived the
90-day
notice requirement and termination was effective immediately.
In 2018, Cove Point entered into a $50 million intercompany revolving credit agreement with Dominion Energy, which matures in March 2019 and bears interest at a variable rate, for the purpose of funding items other than capital expenditures. There was no outstanding balance under this credit agreement at December 31, 2018. Interest charges related to Cove Point’s borrowings under the credit agreement were less than
$1
million for the year ended December 31, 2018.
In 2018, in connection with the closing of a $3.0 billion term loan, Cove Point loaned Dominion Energy $3.0 billion in exchange for a promissory note. The promissory note has an annual interest rate of 3.6% which is payable quarterly and matures in 2021. Interest income related to Dominion Energy’s borrowing was $21.0 million for the year ended December 31, 2018, presented in other income in the Consolidated Statements of Income and accrued interest was
immaterial at December 31, 2018, presented in affiliated receivables in the Consolidated Balance Sheets
.
In 2016,
DMLPHCII
issued a five-year $15.0 million promissory note with Dominion Energy. The interest rate is a fixed 2.75% per annum. Interest income earned on the promissory note was immaterial for the years ended December 31, 2018, 2017 and 2016.
At December 31, 2018
and 201
7
, Dominion Energy
Gas’
a
ffiliated
notes
receivable from
East Ohio totaled $1.4 billion. These promissory notes have fixed annual interest rates between 3.80% to 5.17% which are
payable semi-annually. Interest income on these promissory notes were $79 million, $69 million and $54 million for the years ended 2018, 2017 and 2016, respectively.
For the period
s
ending December 31, 2018, 2017 and 2016, Dominion Energy Gas, including entities acquired in the Dominion Energy Gas Restructuring, distributed $230 million, $239 million and $868 million to Dominion Energy, respectively.